                                                              March 2, 2005
                                                                  Supplement

[MORGAN STANLEY LOGO]

              SUPPLEMENT DATED MARCH 2, 2005 TO THE PROSPECTUS OF
                       MORGAN STANLEY BIOTECHNOLOGY FUND
                              Dated July 30, 2004

The second paragraph of the section of the Prospectus titled "Fund Management"
is hereby replaced by the following:

The Fund's portfolio is managed within the Global Research Health Care team.
Mary Jayne Maly, an Executive Director of the Investment Adviser, is a current member of the team.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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